FOREIGN CURRENCY TRANSLATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency translation on
Property, plant and equipment, at fair value	$ (1,512)	$ 506	$ 1,186
Long-term debt and credit facilities	537	(282)	(244)
Deferred income tax liabilities and assets	184	(82)	(157)
Other assets and liabilities	(34)	48	201
Foreign currency translation, net	$ (825)	$ 190	$ 986